Inventory (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of inventories [Abstract]
In-process precious metals	$ 116.2	$ 72.7
Ore in stockpiles	25.4	30.8
Parts and supplies	61.0	53.0
Dore, and refined precious metals	7.0	9.9
Inventories	209.6	166.4
Less: Long-term inventory	(10.6)	(17.9)
Inventory	$ 199.0	$ 148.5